Fair Valuation of Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
LFSP | Employee Stock Option
Fair Valuation of Share-Based Compensation
Risk free interest rate	1.56%	1.56%	1.59%
Expected term	3 years 5 months 8 days	6 months	1 year 6 months
Expected volatility	60.00%	60.00%	60.00%
Dividend yield	0.00%	0.00%	0.00%
Grant value fair value per share	$ 0.86	$ 0.82	$ 0.94
Share price	$ 1.09	$ 2.6	$ 2.57
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$ 862,705	$ 524,983	$ 2,835,795
ESS | Stock Appreciation Rights (SARs)
Fair Valuation of Share-Based Compensation
Risk free interest rate	2.50%
Expected term	0 years
Dividend yield	0.00%
Grant value fair value per share	$ 6.15
Share price	$ 1.09
LTIP | Employee Stock Option
Fair Valuation of Share-Based Compensation
Risk free interest rate	4.27%	2.68%
Expected term	1 year 7 months 13 days	3 years
Expected volatility	80.00%	80.00%
Dividend yield	0.00%	0.00%
Grant value fair value per share	$ 2.08	$ 6.17
Share price	$ 1.09	$ 6.17
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$ 0	$ 0
STIP
Fair Valuation of Share-Based Compensation
Risk free interest rate	3.93%
Expected term	0 years
Expected volatility	80.00%
Dividend yield	0.00%
Grant value fair value per share	$ 1.08
Share price	$ 1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$ 1,860
ESPP | Employee Stock Option
Fair Valuation of Share-Based Compensation
Risk free interest rate	4.83%
Expected term	6 months
Expected volatility	40.00%
Dividend yield	0.00%
Grant value fair value per share	$ 0.33
Share price	$ 1.09
Aggregate intrinsic value of shares vested and not yet exercised (USD)	$ 435,959